BUSINESS ACQUISITIONS - Acquisition of Kulturnaya Sluzhba, MDTZK, ProgTech and IT-Grad (Details) - RUB (₽) ₽ in Millions	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Aug. 31, 2018
KS
Disclosure of business combinations
Ownership interest acquired (as a percentage)		78.20%
Fair values of the identifiable assets and liabilities acquired
Goodwill		₽ 479
Customer base		37
Other non-current assets		43
Current assets		117
Cash and cash equivalents		39
Current liabilities		(383)
Liability under put option agreement over non-controlling interests		(106)
Non-current liabilities		(34)
Total consideration		321
Cash paid		₽ 267
Amortisation period		10 years
Put Option exercised			₽ 20
KS | Contingent consideration
Fair values of the identifiable assets and liabilities acquired
Fair value of contingent consideration		₽ 54
KS | Trademark
Fair values of the identifiable assets and liabilities acquired
Trademark		₽ 129
MDTZK
Disclosure of business combinations
Ownership interest acquired (as a percentage)	100.00%
Fair values of the identifiable assets and liabilities acquired
Goodwill	₽ 2,033
Customer base	727
Other non-current assets	145
Current assets	202
Cash and cash equivalents	542
Current liabilities	(868)
Non-current liabilities	(370)
Total consideration	3,190
Cash paid	3,190
MDTZK | Trademark
Fair values of the identifiable assets and liabilities acquired
Trademark	₽ 779
ProgTech
Disclosure of business combinations
Ownership interest acquired (as a percentage)						99.00%
Fair values of the identifiable assets and liabilities acquired
Goodwill						₽ 213
Customer base						123
Other non-current assets						172
Current assets						15
Cash and cash equivalents						28
Current liabilities						(80)
Non-current liabilities						(76)
Total consideration						395
Cash paid						392
Amortisation period	15 years
ProgTech | Contingent consideration
Fair values of the identifiable assets and liabilities acquired
Fair value of contingent consideration						₽ 3
IT-Grad
Disclosure of business combinations
Ownership interest acquired (as a percentage)					100.00%
Fair values of the identifiable assets and liabilities acquired
Cash paid				₽ 1,515
IT-Grad | Contingent consideration
Fair values of the identifiable assets and liabilities acquired
Fair value of contingent consideration			₽ 907	₽ 907	₽ 907